Financial Assets and Liabilities - Financial Assets (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Total financial assets	£ 235,026	£ 227,123
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	151,199	149,855
Accrued income
Disclosure of financial assets [line items]
Total financial assets	23,973	14,194
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	509	716
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	£ 59,345	£ 62,358